Notes Payable – Related Parties - Schedule of Aggregate Maturity on Notes Payable (Details) - Notes Payable – Related Parties [Member]	Jan. 31, 2025 USD ($)
Schedule of Aggregate Maturity on Notes Payable [Line Items]
2025	$ 420,000
2026	72,877
2027	110,000
Total notes payable	602,877
Less current portion	(420,000)
Notes payable – related parties, non-current portion	$ 182,877